Convertible Notes (Details) - Schedule of Fair Values of the Convertible Notes	12 Months Ended
Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	10.00%
Risk-free interest rate	5.02%
Volatility	103.00%
Bond yield	36.00%
February 25 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	8.00%
Risk-free interest rate	0.13%
Volatility	196.00%
Bond yield	28.00%
April 14 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	8.00%
Risk-free interest rate	0.16%
Volatility	196.00%
Bond yield	29.00%
May 5 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	8.00%
Risk-free interest rate	0.16%
Volatility	194.00%
Bond yield	28.00%
May 5 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	8.00%
Risk-free interest rate	0.16%
Volatility	193.00%
Bond yield	28.00%
September 14 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	8.00%
Risk-free interest rate	0.21%
Volatility	200.00%
Bond yield	30.00%
May 25 Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	10.00%
Risk-free interest rate	2.50%
Volatility	153.00%
Bond yield	33.00%